                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul A. Frick
Title: Vice President
Phone: (610) 941-5006

Signature, Place, and Date of Signing:

    /s/ Paul A. Frick       West Conshohocken, PA            2/13/07
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No. Form 13F File Number Name
--- -------------------- -----------------------

1   28-2635              Gardner Russo & Gardner

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
Form 13F Information Table Entry Total: 31
Form 13F Information Table Value Total: $234,583
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name
--- -------------------- -----------------------
2   28-11063             Permit Capital GP, L.P.

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
    COLUMN 1        COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
    --------     -------------- --------- --------- ------------------- ---------- -------- ----------------
                                                                                            VOTING AUTHORITY
                                                                                            ----------------
                                            VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER   TITLE OF CLASS  CUSIP    (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------   -------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
AMERICAN INTL
  GROUP INC           COM       026874107    7,739    108,000  SH         OTHER       2      X
AMERICAN TOWER
  CORP               CL A       029912201   35,268    946,022  SH         OTHER       2      X
BLOUNT INTL INC
  NEW                 COM       095180105    3,552    263,900  SH         OTHER       2      X
BORG WARNER
  AUTOMOTIVE
  INC                 COM       099724106    2,626     44,500  SH         OTHER       2      X
CITIGROUP INC         COM       172967101    7,670    137,700  SH         OTHER       2      X
DELL INC              COM       24702R101    2,685    107,000  SH         OTHER       2      X
HERCULES INC          COM       427056106      612     31,700  SH         OTHER       2      X
IPASS INC             COM       46261V108    1,814    308,513  SH         OTHER       2      X
JOHNSON &
  JOHNSON             COM       478160104    4,687     71,000  SH         OTHER       2      X
LIBERTY MEDIA
  HOLDG CORP     INT COM SER A  53071M104    4,832    223,992  SH         OTHER       2      X
MOTOROLA INC          COM       620076109    4,860    236,400  SH         OTHER       2      X
OMNICARE INC.         COM       681904108    1,738     45,000  SH         OTHER       2      X
PFIZER INC            COM       717081103    3,717    143,500  SH         OTHER       2      X
SBA
  COMMUNICATIONS
  CORP                COM       78388J106  139,634  5,077,600  SH         OTHER       2      X
SPRINT NEXTEL
  CORPORATION       COM FON     852061100    4,020    212,800  SH         OTHER       2      X
TYCO
  INTERNATIONAL
  LTD NEW             COM       902124106    2,280     75,000  SH         OTHER       2      X
ALTRIA GROUP INC      COM       02209S103    1,030     12,000  SH         OTHER      1,2     X
AMERICAN INTL
  GROUP INC           COM       026874107      502      7,000  SH         OTHER      1,2     X
BERKSHIRE
  HATHAWAY INC
  DEL                CL A       084670108      880          8  SH         OTHER      1,2     X
BLOCK H & R INC       COM       093671105      274     11,900  SH         OTHER      1,2     X
BROWN FORMAN
  CORP               CL A       115637100      344      5,100  SH         OTHER      1,2     X
CITIGROUP INC         COM       172967101      354      6,350  SH         OTHER      1,2     X
COMCAST CORP
  NEW              CL A SPL     20030N200      649     15,500  SH         OTHER      1,2     X
KRAFT FOODS INC      CL A       50075N104       63      1,775  SH         OTHER      1,2     X
MARTIN
  MARIETTA
  MATLS INC           COM       573284106      540      5,200  SH         OTHER      1,2     X
MCCLATHY CO          CL A       579489105      325      7,500  SH         OTHER      1,2     X
SCHWEITZER-
  MAUDUIT INTL
  INC                 COM       808541106      104      4,000  SH         OTHER      1,2     X
SCRIPPS E W CO
  OHIO               CL A       811054204      375      7,500  SH         OTHER      1,2     X
UST INC               COM       902911106      611     10,500  SH         OTHER      1,2     X
WASHINGTON
  POST CO            CL B       939640108      336        450  SH         OTHER      1,2     X
WELLS FARGO &
  CO NEW              COM       949746101      462     13,000  SH         OTHER      1,2     X